Offerings - Offering: 1	May 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Planet Fitness, Inc. 2025 Omnibus Incentive Plan - Class A Common Stock, $0.0001 par value
Amount Registered | shares	5,681,700
Proposed Maximum Offering Price per Unit	93.75
Maximum Aggregate Offering Price	$ 532,659,375
Fee Rate	0.01531%
Amount of Registration Fee	$ 81,550.15
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement also covers an indeterminable number of additional shares of Class A common stock that may become issuable pursuant to terms designed to prevent dilution resulting from share splits, share dividends or similar events.

(2)	Represents shares reserved for issuance pursuant to future awards under the Planet Fitness, Inc. 2025 Omnibus Incentive Plan.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act of 1933, as amended. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon the average of the high and low sale price of the Registrant’s Class A common stock, as reported by the New York Stock Exchange on April 30, 2025, which were $95.02 and $92.47, respectively.

(4)
Consisting of (i) 5,300,000 shares of Class A common stock that are reserved for issuance in respect of the Planet Fitness, Inc. 2025 Omnibus Incentive Plan and (ii) up to 381,700 shares of Class A common stock underlying awards granted and outstanding under the Planet Fitness, Inc. 2015 Omnibus Incentive Plan.